JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.9%
Airlines — 1.5%
Delta Air Lines, Inc.	39	1,121

Automobiles — 1.8%
Tesla, Inc. * (a)	3	1,319

Banks — 2.9%
Bank of America Corp.	98	2,087

Biotechnology — 2.5%
Amgen, Inc.	9	1,855

Capital Markets — 6.5%
Charles Schwab Corp. (The)	60	2,014
S&P Global, Inc.	5	1,229
T. Rowe Price Group, Inc.	16	1,534

		4,777

Construction Materials — 2.8%
Martin Marietta Materials, Inc.	11	2,040

Consumer Finance — 2.1%
Capital One Financial Corp.	31	1,569

Containers & Packaging — 3.8%
Ball Corp.	17	1,101
Packaging Corp. of America	19	1,674

		2,775

Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	17	3,039

Electric Utilities — 2.4%
Xcel Energy, Inc.	29	1,751

Electronic Equipment, Instruments & Components — 1.3%
Zebra Technologies Corp., Class A *	5	911

Entertainment — 1.8%
Take-Two Interactive Software, Inc. *	11	1,340

Equity Real Estate Investment Trusts (REITs) — 5.1%
Federal Realty Investment Trust (a)	17	1,295
Public Storage	12	2,469

		3,764

Food & Staples Retailing — 1.2%
Walgreens Boots Alliance, Inc.	19	857

Health Care Equipment & Supplies — 3.1%
DexCom, Inc. *	5	1,264
Intuitive Surgical, Inc. *	2	1,003

		2,267

Health Care Providers & Services — 3.8%
UnitedHealth Group, Inc.	11	2,771

Insurance — 3.7%
Loews Corp.	78	2,715

Interactive Media & Services — 4.2%
Alphabet, Inc., Class C *	3	3,099

Internet & Direct Marketing Retail — 7.1%
Amazon.com, Inc. *	2	3,782
Booking Holdings, Inc. *	1	1,425

		5,207

IT Services — 5.6%
Global Payments, Inc.	6	859
Mastercard, Inc., Class A	9	2,153
PayPal Holdings, Inc. *	11	1,091

		4,103

Machinery — 1.1%
Stanley Black & Decker, Inc.	8	816

Media — 1.1%
DISH Network Corp., Class A *	39	777

Oil, Gas & Consumable Fuels — 3.6%
Kinder Morgan, Inc.	99	1,371
Marathon Petroleum Corp.	55	1,288

		2,659

Pharmaceuticals — 2.9%
Pfizer, Inc.	66	2,151

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. *	29	1,335
QUALCOMM, Inc.	20	1,364

		2,699

Software — 8.3%
Microsoft Corp.	31	4,881
Synopsys, Inc. * (a)	9	1,182

		6,063

Specialty Retail — 5.8%
AutoZone, Inc. *	2	1,802
Home Depot, Inc. (The)	13	2,411

		4,213

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	11	2,898

TOTAL COMMON STOCKS (Cost $63,270)		71,643

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $598)	599	598

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c) (Cost $1,435)	1,435	1,435

TOTAL SHORT-TERM INVESTMENTS (Cost $2,033)		2,033

Total Investments — 100.7% (Cost $65,303)		73,676
Liabilities in Excess of Other Assets — (0.7)%		(476)

Net Assets — 100.0%		73,200

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $1,445,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$73,676	$—	$—	$73,676

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$2,779	$24,841	$27,020	$(2)	$—	$598	599	$32	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	—	6,766	5,331	—	—	1,435	1,435	1	—

Total	$2,779	$31,607	$32,351	$(2)	$—	$2,033		$33	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.